14a. Commitments and Contingencies (Details-Lease commitments) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Minimum lease commitment 2014		$ 126,000
Minimum lease commitment 2015	135,000	135,000
Minimum lease commitment 2016	139,000	139,000
Minimum lease commitment 2017 and thereafter	36,000	36,000
Minimum lease commitment total	$ 342,000	$ 436,000